Remaining Unsatisfied Performance Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Southland Holdings [Member]
Schedule of remaining unsatisfied performance obligations

	Year ended
(Amounts in millions)	December 31, 2022	December 31, 2021
Remaining Unsatisfied Performance Obligations	$2,973	$2,218